Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair value measurements
Schedule of financial instruments measured at fair value

Fair value measurements as of December 31, 2021
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Investments in structured deposits and wealth management products	53,273	—	53,273	—

Fair value measurements as of December 31, 2022
		Quoted prices	Significant
		in active market	other	Significant
		for identical	observable	unobservable
		assets	inputs	inputs
(In thousands)	Total	(Level 1)	(Level 2)	(Level 3)
Short-term investments:
Investments in structured deposits and wealth management products	32,582	—	32,582	—